Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of other assets
	December 31,
(in thousands)	2022	2021

Restricted cash	$299	$321
Long Term Deposit	8	3
Long-term prepaid expenses	105	161
Right-of-Use assets, net	5,025	5,689
	$5,437	$6,174